Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and Investments
Amount of bonds	$ 39,988.8	$ 37,390.3
Eurolife Life Operations
Cash and Investments
Amount of bonds	1,403.8
Due after 1 year through 5 years
Cash and Investments
Investments in first mortgage loans secured by real estate	5,402.5	4,777.8
Due after 1 year through 3 years
Cash and Investments
Investments in U.S. Treasury Bonds	7,372.2	1,379.4
Due after 3 years through 5 years
Cash and Investments
Investments in U.S. Treasury Bonds	11,575.7	2,314.5
Between 5 to 7 years
Cash and Investments
Investments in U.S. Treasury Bonds	372.1	10,222.4
Between 28 to 30 years
Cash and Investments
Investments in U.S. Treasury Bonds	0.9	1,204.7
Interest rate risk | Interest rate swaps
Cash and Investments
Notional amount	0.0	1,900.0
Interest rate risk | Forward contracts to buy long-dated U.S. treasury bonds
Cash and Investments
Notional amount		1,330.2
Interest rate risk | Forward contracts to sell long-dated U.S. treasury bonds
Cash and Investments
Notional amount	246.6	0.0
Bonds
Cash and Investments
Bonds with call features	8,766.5	9,657.6
Bonds with put features	671.3	148.9
Bonds with call and put features	5.7	448.1
Amortized cost	40,571.6	38,721.1
Fair value	$ 40,758.7	$ 38,235.5
Effective interest rate	5.40%	5.20%
Bonds | 1 year or less
Cash and Investments
Amortized cost	$ 9,473.6	$ 9,324.8
Fair value	9,182.3	9,117.2
Bonds | Due after 1 year through 3 years
Cash and Investments
Amortized cost	13,652.3	8,110.9
Fair value	13,720.5	7,975.6
Bonds | Due after 3 years through 5 years
Cash and Investments
Amortized cost	14,796.8	6,939.6
Fair value	15,196.6	7,004.5
Bonds | Due after 5 years through 10 years
Cash and Investments
Amortized cost	2,233.2	12,309.6
Fair value	2,225.4	12,273.6
Bonds | Due after 10 years
Cash and Investments
Amortized cost	415.7	2,036.2
Fair value	433.9	$ 1,864.6
U.S Treasury bonds | Due after 1 year through 3 years
Cash and Investments
Net purchases	5,740.5
U.S Treasury bonds | Due after 5 years through 10 years
Cash and Investments
Net sales and maturities	431.0
U.S Treasury bonds | Due after 10 years
Cash and Investments
Net sales and maturities	1,173.2
Corporate and other | Due after 1 year through 3 years
Cash and Investments
Net purchases	994.5
Corporate and other | Due after 5 years through 10 years
Cash and Investments
Net sales and maturities	291.9
Bonds, Other government | Due after 5 years through 10 years
Cash and Investments
Net purchases	917.9
Canadian government bonds | Due after 1 year through 3 years
Cash and Investments
Net purchases	$ 561.6